TRADE RECEIVABLES - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Current trade receivables	$ 18,688	$ 16,977	$ 17,135
Trade receivables
Disclosure of credit risk exposure [line items]
Current trade receivables	20,088	18,689
Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Current trade receivables	$ (1,400)	$ (1,712)